Above / Below Market Acquired Time Charters / Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Fair value of above market acquired time charter at acquisition	$ 22,149,258
Fair value of below market acquired time charter at acquisition	4,020,335
Amortization of above market acquired time charters	6,714,569	5,020,381	1,883,253
Amortization of below market acquired time charters	1,367,523	1,371,270	828,294
Amortization of other intangibles assets	6,403,384	4,184,861	1,054,959
OOCL Hong Kong and OOCL China
Property Plant And Equipment [Line Items]
Other intangible assets relating to attached manning agreements	3,169,014
Amortization of other intangibles assets	$ 1,056,338	$ 535,750	$ 0
Other intangible assets amortization period	3 years